Borrowings (Narrative) (Detail) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2016		Dec. 31, 2015		May 26, 2016	Jan. 01, 2015		Jun. 18, 2014
Debt Instrument [Line Items]
Debt instrument, carrying value	$ 942,000,000		$ 936,000,000			$ 892,000,000
Senior Unsecured Notes Due 2021 [Member]
Debt Instrument [Line Items]
Interest Rate			7.875%
Date of first required interest payment			Jan. 15, 2012
Debt instrument face amount			$ 200,000,000
Senior Secured Notes Due 2022 [Member]
Debt Instrument [Line Items]
Interest Rate			6.00%
Date of first required interest payment			Oct. 15, 2012
Debt instrument face amount			$ 400,000,000
LIBOR [Member] | Revolving Credit Facility Maturing On November 26, 2019 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate, percent			2.00%
Base Rate [Member] | Revolving Credit Facility Maturing On November 26, 2019 [Member]
Debt Instrument [Line Items]
Basis spread on variable rate, percent			1.00%
Term Loans [Member]
Debt Instrument [Line Items]
Debt instrument, carrying value	$ 270,000,000	[1]	$ 270,000,000	[1],[2]		270,000,000	[2]
Weighted-average interest rate	3.22%		2.99%
Debt instrument face amount			$ 270,000,000
Maturity Date	Nov. 26, 2019	[1]	Nov. 26, 2019	[2]
Term Loans [Member] | LIBOR [Member]
Debt Instrument [Line Items]
Weighted-average interest rate			2.24%
Basis spread on variable rate, percent	2.75%		2.75%
Term Loans [Member] | Base Rate [Member]
Debt Instrument [Line Items]
Basis spread on variable rate, percent	1.75%		1.75%
Senior Secured Credit Facility [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio	350.00%		330.00%
Number of periods revolving credit facility extended			2 years
Senior Secured Credit Facility [Member] | Maximum [Member]
Debt Instrument [Line Items]
Senior secured leverage ratio	650.00%		650.00%
Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, carrying value	$ 200,000,000		$ 200,000,000			200,000,000
Interest Rate	7.875%		7.875%
Date of first required interest payment	Jan. 15, 2012
Maturity Date	Jul. 15, 2021		Jul. 15, 2021
Senior Secured Notes [Member]
Debt Instrument [Line Items]
Debt instrument, carrying value	$ 400,000,000		$ 400,000,000			400,000,000
Interest Rate	6.00%		6.00%
Date of first required interest payment	Oct. 15, 2012
Maturity Date	Apr. 15, 2022		Apr. 15, 2022
Revolving Credit Facility [Member]
Debt Instrument [Line Items]
Borrowing amount of credit facility	$ 175,000,000		$ 135,000,000		$ 135,000,000
Debt instrument, carrying value	72,000,000	[1]	66,000,000	[1],[2]		$ 22,000,000	[2]
Increase in borrowing capacity of revolving credit facility					$ 40,000,000			$ 25,000,000
Remaining borrowing capacity on credit facility	$ 103,000,000		$ 69,000,000
Unused line fee, percent	0.50%		0.50%
Weighted-average interest rate	2.93%
Maturity Date	Nov. 26, 2019	[1]	Nov. 26, 2019	[2]
Repayment of revolving credit facility			$ 14,000,000

[1]	The interest rates on the revolving credit facility and term loans are described below.
[2]	The interest rates on the revolving credit facility and term loan are described below.